Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
SMID Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 96.7%
Aerospace & Defense — 2.9%
Loar Holdings, Inc.*	16,788	$1,186,072
Moog, Inc., Class A	4,172	723,216
		1,909,288
Apparel — 3.1%
Birkenstock Holding PLC*	14,304	655,838
Deckers Outdoor Corp.*	6,929	774,732
On Holding AG, Class A*	13,216	580,447
		2,011,017
Biotechnology — 6.0%
Blueprint Medicines Corp.*	6,286	556,374
Bridgebio Pharma, Inc.*	11,321	391,367
Exelixis, Inc.*	15,335	566,168
Insmed, Inc.*	10,850	827,747
Ionis Pharmaceuticals, Inc.*	12,893	388,982
Revolution Medicines, Inc.*	11,893	420,536
Roivant Sciences Ltd.*	41,116	414,860
Ultragenyx Pharmaceutical, Inc.*	9,134	330,742
		3,896,776
Building Materials — 3.4%
AAON, Inc.	10,771	841,538
SPX Technologies, Inc.*	5,191	668,497
Trex Co., Inc.*	11,643	676,459
		2,186,494
Chemicals — 2.6%
Balchem Corp.	4,474	742,684
RPM International, Inc.	8,010	926,597
		1,669,281
Commercial Services — 1.4%
Toast, Inc., Class A*	27,625	916,321
Computers — 4.9%
CyberArk Software Ltd.*	1,917	647,946
Parsons Corp.*	13,657	808,631
Pure Storage, Inc., Class A*	19,250	852,198
SailPoint, Inc.*	13,608	255,150
Varonis Systems, Inc.*	14,892	602,381
		3,166,306
Distribution & Wholesale — 3.8%
Pool Corp.	2,788	887,560
SiteOne Landscape Supply, Inc.*	3,857	468,394
Watsco, Inc.	1,396	709,587
WESCO International, Inc.	2,693	418,223
		2,483,764
Diversified Financial Services — 3.3%
Hamilton Lane, Inc., Class A	2,728	405,572
Houlihan Lokey, Inc.	3,790	612,085
Jefferies Financial Group, Inc.	10,042	537,950
TPG, Inc.	12,897	611,704
		2,167,311
Electrical Components & Equipment — 1.4%
Novanta, Inc.*	7,031	899,054
	Number of Shares	Value†

Electronics — 2.3%
Badger Meter, Inc.	4,897	$931,654
Hubbell, Inc.	1,708	565,195
		1,496,849
Engineering & Construction — 0.8%
EMCOR Group, Inc.	1,443	533,376
Environmental Control — 2.6%
Casella Waste Systems, Inc., Class A*	6,774	755,369
Tetra Tech, Inc.	31,247	913,975
		1,669,344
Food — 1.7%
Sprouts Farmers Market, Inc.*	7,191	1,097,634
Hand & Machine Tools — 1.4%
Lincoln Electric Holdings, Inc.	4,858	918,939
Healthcare Products — 9.8%
Bio-Techne Corp.	8,039	471,327
Bruker Corp.	13,461	561,862
Glaukos Corp.*	4,151	408,542
Globus Medical, Inc., Class A*	12,246	896,407
Lantheus Holdings, Inc.*	5,769	563,054
Merit Medical Systems, Inc.*	10,541	1,114,289
Natera, Inc.*	6,904	976,295
The Cooper Cos., Inc.*	7,363	621,069
West Pharmaceutical Services, Inc.	3,383	757,386
		6,370,231
Healthcare Services — 1.0%
Encompass Health Corp.	6,405	648,698
Home Furnishings — 1.2%
SharkNinja, Inc.*	9,219	768,957
Insurance — 2.2%
Kinsale Capital Group, Inc.	2,933	1,427,520
Internet — 0.9%
Wix.com Ltd.*	3,390	553,858
Leisure Time — 1.8%
Amer Sports, Inc.*	23,288	622,488
Viking Holdings Ltd.*	14,365	571,009
		1,193,497
Machinery — Diversified — 5.2%
Applied Industrial Technologies, Inc.	5,867	1,322,070
Crane Co.	5,119	784,128
Esab Corp.	5,696	663,584
Nordson Corp.	3,137	632,796
		3,402,578
Media — 1.0%
Liberty Media Corp.-Liberty Formula One, Class C*	7,509	675,885

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
SMID Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Metal Fabricate/Hardware — 1.7%
RBC Bearings, Inc.*	1,863	$599,457
The Timken Co.	6,587	473,408
		1,072,865
Miscellaneous Manufacturing — 0.8%
Federal Signal Corp.	6,714	493,815
Oil & Gas — 0.3%
Expand Energy Corp.	1,820	202,602
Pharmaceuticals — 3.4%
Ascendis Pharma A/S, ADR*	2,038	317,643
Jazz Pharmaceuticals PLC*	4,109	510,132
Madrigal Pharmaceuticals, Inc.*	1,382	457,760
Neurocrine Biosciences, Inc.*	5,212	576,447
Vaxcyte, Inc.*	8,178	308,801
		2,170,783
Retail — 11.8%
BJ's Wholesale Club Holdings, Inc.*	7,252	827,453
Casey's General Stores, Inc.	1,639	711,391
Cava Group, Inc.*	7,912	683,676
Dick's Sporting Goods, Inc.	3,533	712,111
Dutch Bros, Inc., Class A*	5,792	357,598
Five Below, Inc.*	5,792	433,966
Floor & Decor Holdings, Inc., Class A*	8,661	696,951
Freshpet, Inc.*	3,775	313,967
Ollie's Bargain Outlet Holdings, Inc.*	7,226	840,817
RH*	1,275	298,873
Shake Shack, Inc., Class A*	5,699	502,481
Texas Roadhouse, Inc.	7,520	1,253,058
		7,632,342
Semiconductors — 4.2%
Astera Labs, Inc.*	8,432	503,137
Lattice Semiconductor Corp.*	19,632	1,029,698
MACOM Technology Solutions Holdings, Inc.*	6,244	626,773
Onto Innovation, Inc.*	4,376	530,984
		2,690,592
Software — 9.0%
Confluent, Inc., Class A*	21,020	492,709
Dynatrace, Inc.*	16,210	764,301
Elastic N.V.*	7,832	697,831
Gitlab, Inc., Class A*	9,898	465,206
Guidewire Software, Inc.*	4,453	834,314
Klaviyo, Inc., Class A*	12,683	383,788
Monday.com Ltd.*	2,322	564,618
Onestream, Inc.*	20,332	433,885
Procore Technologies, Inc.*	9,932	655,711
ServiceTitan, Inc., Class A*	5,593	531,950
		5,824,313
	Number of Shares	Value†

Telecommunications — 0.8%
Credo Technology Group Holding Ltd.*	13,549	$544,128
TOTAL COMMON STOCKS (Cost $63,810,235)		62,694,418

SHORT-TERM INVESTMENTS — 1.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.230%) (Cost $955,946)	955,946	955,946
TOTAL INVESTMENTS — 98.2% (Cost $64,766,181)		$63,650,364
Other Assets & Liabilities — 1.8%		1,183,853
TOTAL NET ASSETS — 100.0%		$64,834,217

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
A/S— Aktieselskab.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
Country Weightings as of 3/31/2025††
United States	92%
Israel	3
United Kingdom	1
Finland	1
Switzerland	1
Bermuda	1
Ireland	1
Total	100%
††	% of total investments as of March 31, 2025.

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